Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of Changes in AOCI, Net of Tax
Changes in each component of AOCI, net of tax, are as follows during the three and nine months ended September 30, 2019 and 2018:

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance at January 1, 2019	$(10,650)	$(6,147)	$(2,831)	$(19,628)
Other comprehensive income (loss) before reclassifications	1,532	(3,767)	—	(2,235)
Income tax effects before reclassifications	(69)	1,462	—	1,393
Currency translation AOCI	—	80	53	133
Balance at March 31, 2019	$(9,187)	$(8,372)	$(2,778)	$(20,337)
Other comprehensive income (loss) before reclassifications	(4,954)	(5,951)	—	(10,905)
Income tax effects before reclassifications	110	1,730	—	1,840
Currency translation AOCI	—	(154)	(36)	(190)
Balance at June 30, 2019	$(14,031)	$(12,747)	$(2,814)	$(29,592)
Other comprehensive income (loss) before reclassifications	(4,706)	(1,412)	—	(6,118)
Income tax effects before reclassifications	(391)	551	—	160
Currency translation AOCI	—	537	121	658
Balance at September 30, 2019	$(19,128)	$(13,071)	$(2,693)	$(34,892)

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance at January 1, 2018	$(554)	$(1,801)	$(2,965)	$(5,320)
Other comprehensive income (loss) before reclassifications	(6,045)	5,492	—	(553)
Income tax effects before reclassifications	10	(1,813)	—	(1,803)
Currency translation AOCI	—	518	(648)	(130)
Balance at March 31, 2018	$(6,589)	$2,396	$(3,613)	$(7,806)
Other comprehensive income (loss) before reclassifications	(6,485)	(7,866)	—	(14,351)
Income tax effects before reclassifications	(882)	2,534	—	1,652
Currency translation AOCI	—	(430)	1,398	968
Balance at June 30, 2018	$(13,956)	$(3,366)	$(2,215)	$(19,537)
Other comprehensive income (loss) before reclassifications	(914)	1,589	—	675
Income tax effects before reclassifications	(308)	(488)	—	(796)
Currency translation AOCI	—	97	(257)	(160)
Balance at September 30, 2018	$(15,178)	$(2,168)	$(2,472)	$(19,818)